Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 25, 2017	Mar. 26, 2016
Common stock, shares outstanding	17,960,881	17,960,881
Preferred stock, par value	$ 0	$ 0
Preferred stock, shares issued	0	0
Class A Common Stock [Member]
Common stock, par value	$ 0	$ 0
Common stock, shares issued	10,242,911	10,242,911
Common stock, shares outstanding	10,242,911	10,242,911
Class B Common Stock [Member]
Common stock, par value	$ 0	$ 0
Common stock, shares issued	7,717,970	7,717,970
Common stock, shares outstanding	7,717,970	7,717,970